Remuneration of Auditors	12 Months Ended
Jun. 30, 2018
Auditors Remuneration [Abstract]
Remuneration of Auditors

20. REMUNERATION OF AUDITORS

During the financial year the following fees were paid or payable for services provided by Grant Thornton Audit Pty Ltd, the auditor of the Company:

	2018	2017
Audit services - Grant Thornton Audit Pty Ltd	$	$
Audit or review of the financial statements	240,806	241,933
Other audit services
- F1 consent	17,990	20,800
- F3 consent	6,660	9,561

Other services - Grant Thornton Audit Pty Ltd
Tax compliance services	42,617	23,150
	42,617	23,150

	308,073	295,444